Condensed Consolidated Balance Sheets (June 30, 2013 Unaudited) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	€ 16,154	€ 12,485
Accounts receivable	6,086	4,870
Accounts receivable from related parties, net of allowance of €765 as of December 31, 2012 and June 30, 2013	422	216
Inventories, net of allowance of €332 and €290 as of December 31, 2012 and June 30, 2013, respectively	2,597	1,990
Prepaid expenses and other current assets	1,719	1,428
Total Current Assets	26,978	20,989
Property, manufacturing facility and equipment, net	7,332	7,449
Intangible and other non-current assets	220	200
Total Assets	34,530	28,638
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	6,394	4,453
Accounts payable to related parties	7	5
Accrued expenses and other current liabilities	1,945	1,739
Deferred revenues	47	163
Current maturities of long-term debt	360	409
Total Current Liabilities	8,753	6,769
Long-term debt, net of current maturities	960	1,135
Termination indemnities	312	384
Total Liabilities	10,025	8,288
Shareholders’ Equity:
Share capital (no par value; 19,656,317 shares authorized as of December 31, 2012 and June 30, 2013; 15,038,483 and 15,173,467 shares issued and outstanding at December 31, 2012 and June 30, 2013, respectively)	109,629	112,421
Accumulated deficit	(85,124)	(92,071)
Total Shareholders' Equity	24,505	20,350
Total Liabilities and Shareholders’ Equity	€ 34,530	€ 28,638